Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Balances and related party transactions

11.1	Balances and related party transactions

	Assets balance				Liabilities balance
	Clients		Other assets		Suppliers		Other liabilities
	2021	2020	2021	2020	2021	2020	2021	2020
Controlling shareholder
Wilkes Participações S.A. (i)	—	—	—	—	—	—	2	—
Euris (ii)	—	—	—	—	—	—	1	—
Casino Guichard Perrachon (iii)	13	10	—	—	—	—	—	—
	13	10	—	—	—	—	3	—
Other related parties
GPA (iv)	18	—	100	168	8	—	365	41
Compre Bem	—	—	—	—	—	—	—	—
Greenyellow (v)	—	—	—	—	—	—	—	—
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (vi)	24	17	14	10	14	11	—	—
	42	17	114	178	22	11	365	41
Total	55	27	114	178	22	11	368	41

	Transactions
	Purchases			Revenue (Expenses)
	2021	2020	2019	2021	2020	2019
Controlling shareholder
Wilkes Participações S.A. (i)	—	—	—	(6)	—	—
Euris (ii)	—	—	—	(1)	—	—
Casino Guichard Perrachon (iii)	—	—	—	(35)	(19)	2
	—	—	—	(42)	(19)	2
Other related parties
GPA (iv)	—	—	1	(137)	(183)	(162)
Compre Bem	—	1	13	(1)	3	(3)
Greenyellow (v)	—	—	—	(26)	(47)	1
Puntos Colombia	—	—	—	—	(114)	(13)
Tuya	—	—	—	—	24	21
Others	—	—	—	—	(2)	(3)
Joint venture
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”) (vi)	—	—	—	15	—	—
	—	1	14	(149)	(319)	(159)
Total	—	1	14	(191)	(338)	(157)

The related-party transactions are carried out according to prices, terms and conditions agreed upon the parties and are measured substantially at market value, namely:

(i)	Wilkes Participações S.A.: reimbursement of personnel expenses, equipment rental and maintenance.
(ii)	Euris: reimbursement of expenses according to cost sharing contracts (expenses with personnel, expatriates, maintenance, marketing and rent).
(iii)	Casino: (i) Agency Agreement entered into between GPA, the Company, and Groupe Casino Limited on July 25, 2016, as amended, to regulate the rendering of global sourcing services (global suppliers prospecting and purchasing intermediation) by Casino and reimbursed by Groupe Casino Limited to the Company to recover the reduced gain margins due to Company’s promotions at its stores; (ii) Agency Agreement: entered into between GPA, the Company, and Casino International S.A. on December 20, 2004, as amended, for the Company’s representation in the business negotiation of products to be acquired by the Company with international suppliers.
(iv)	GPA: (i) Separation Agreement: entered into between the Company and GPA on December 14, 2020, in which the companies undertake to indemnify each other for events that may arise as a result of the corporate reorganization (see note 1.3); and (ii) Agreement for Onerous Assignment of Exploration Rights of Commercial Points and Other Agreements: entered into between the Company and GPA on December 16, 2021 for the acquisition of commercial rights. On December 31, 2021, the Company recorded and intercompany liability for an amount of R$201 referring to the acquisition of 20 commercial points (see note 1.5).
(v)	Greenyellow: agreement with the Company to set the rules for the lease and maintenance of photovoltaic system equipment by Greenyellow at ASSAÍ stores; and contracts with the Company for the purchase of energy sold on the free market.

(vi)	FIC: execution of business agreements to regulate the rules that promote and sell financial services offered by FIC at the Company’s stores to implement a financial partnership between the Company and Itaú Unibanco Holding S.A. (“Itaú”) in the partnership agreement, namely: (i) banking correspondent services in Brazil; (ii) indemnification agreement in which FIC undertook to hold the Company harmless from losses incurred due to services; FIC and the Company mutually undertook to indemnify each other due to legal proceeding under their responsibility; and (iii) agreement concerning the Company’s provision of information and access to systems to FIC, and vice-versa, in order to offer services.

Expenses related to the statutory executive board compensation recorded in the Company’s statement of operations is as follows

Expenses related to the statutory executive board compensation recorded in the Company’s statement of operations is as follows (amounts expressed in thousands reais):

	Base salary (i)			Variable compensation (i)			Stock option plan			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Board of director	25,533	—	—	—	—	—	7,111	—	—	32,644	—	—
Executive officers	20,241	12,963	15,360	14,485	7,027	8,421	7,632	4,877	5,684	42,358	24,867	29,465
Fiscal council	331	—	—	—	—	—	—	—	—	331	—	—
	46,105	12,963	15,360	14,485	7,027	8,421	14,743	4,877	5,684	75,333	24,867	29,465